PREPAID EXPENSES (Tables)	12 Months Ended
Jun. 26, 2021
Medmen Enterprises Inc. [Member]
Schedule of prepaid expenses

	2021	2020

Prepaid Expenses	$4,553,105	$3,879,010
Prepaid Insurance	2,210,484	744,623

Total Prepaid Expenses	$6,763,589	$4,623,633